Supplemental Cash Flow Information - Summary of Assets, Liabilities and Gain on Loss of Control after Deconsolidation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets	¥ 325,514	¥ 190,649
Cash and cash equivalents	256,978	123,606	¥ 134,698	¥ 33,652
Trade and other receivables	37,644	42,892
Inventories	4,887	3,455
Other non-currentassets	639	992
Non-current assets	161,073	112,790
Current liabilities	(123,226)	(101,417)
Non-current liabilities	(154,847)	¥ (12,045)
LINE Mobile Corporation [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets	2,646
Cash and cash equivalents	1,113
Trade and other receivables	1,277
Inventories	48
Other non-currentassets	208
Non-current assets	270
Current liabilities	(4,083)
Non-current liabilities	(1)
Total	(1,168)
Fair value of investment owned by the Group	8,326
Gain on loss of control of subsidiaries	¥ 9,494